Share capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

10. Share capital

(a) Authorized:

Unlimited common shares without par value or restrictions.

(b) Normal course issuer bid

On November 15, 2019, the Company commenced a normal course issuer bid ("NCIB") to purchase up to 5% of the Company's issued and outstanding common shares over a one-year term.

During the term of the NCIB, the Company repurchased and cancelled a total of 3,866,983 common shares for $3.3 million, at a weighted average price of $0.84 per share, of which 2,758,063 common shares were repurchased and cancelled at a weighted average price of $0.83 per share during the year ended December 31, 2020.

All common shares purchased by the Company under the NCIB were purchased at the market price at the time of acquisition in accordance with the rules and policies of the TSX and NYSE American and applicable securities laws. All common shares acquired by the Company under the NCIB were cancelled and purchases were funded out of the Company's working capital.

(c) At-the-Market Offering ("ATM")

On June 25, 2020, the Company entered into an ATM agreement with H.C. Wainwright & Co. and Cormark Securities (the "Agents"). Under the ATM agreement, the Company may, at its discretion and from time-to-time during the term of the ATM agreement, sell through the Agents common shares of the Company for aggregate gross proceeds to the Company of up to $50.0 million (the "Offering"). The Company expects to use any net proceeds of the Offering for general corporate and working capital requirements, including, but not limited to, funding exploration activity on the Company's wholly owned early-stage exploration properties in Ghana and Mali, funding the Company's working capital requirements, repaying indebtedness outstanding from time to time, completing future acquisitions and/or for other corporate purposes.

Sales of common shares will be made through "at-the-market distributions" as defined in the Canadian Securities Administrators' National Instrument 44-102 - Shelf Distributions, including sales made directly on the NYSE American, or any other recognized marketplace upon which the Company's common shares are listed or quoted or where the common shares are traded in the United States. No offers or sales of common shares will be made in Canada on the Toronto Stock Exchange or other trading markets in Canada. The Company will pay the Agents a commission of 3.0% of the aggregate gross proceeds from each sale of common shares. The Company will determine, in its sole discretion, the date, price and number of common shares to be sold under the Offering, if any. Any common shares sold in the Offering will be distributed at market prices or prices related to prevailing market prices from time to time. The Company is not required to sell any common shares under the Offering at any time.

The Offering is being made by way of a prospectus supplement dated June 25, 2020 (the "Prospectus Supplement") to the Company's existing U.S. registration statement on Form F-10 (the "Registration Statement") and Canadian short form base shelf prospectus (the "Base Shelf Prospectus") each dated June 11, 2020. The Prospectus Supplement relating to the Offering has been filed with the securities commissions in each of the provinces and territories of Canada (other than Québec) and with the U.S. Securities and Exchange Commission (the "SEC"). The Prospectus Supplement and the Registration Statement are available on the SEC's website and the Prospectus Supplement (together with the related Base Shelf Prospectus) is available on the SEDAR website maintained by the Canadian Securities Administrators.

In addition, in connection with Gold Fields existing pre-emptive right to maintain its 9.9% pro rata ownership interest in the Company, the Company has agreed to sell to Gold Fields, from time to time during the term of the Offering at Gold Fields' election, on a private basis, such number of common shares as represent 9.9% of the common shares issued under the Offering, if any.

During the years ended December 31, 2021 and 2020, the Company did not issue any common shares under the Offering.